General information	12 Months Ended
Dec. 31, 2023
General information
General information

AESTHETIC MEDICAL INTERNATIONAL HOLDINGS GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1General information

Aesthetic Medical International Holdings Group Limited (the “Company”) was incorporated in the Cayman Islands on 27 May 2011 as an exempted company with limited liability under the Companies Law, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands. The address of its registered office is Offshore Incorporations (Cayman) Limited, Scotia Centre, 4th Floor, P.O. Box 2804, George Town, Grand Cayman KY1-1112, Cayman Islands.

The Company and its subsidiaries (together, the “Group”) are engaged in the provision of non-surgical aesthetic medical services, surgical aesthetic medical services, other aesthetic medical services and general healthcare services in the People’s Republic of China (the “PRC”). The principal activities of the subsidiaries are set out in Note 36.

The Company completed its initial public offering and listing of American Depositary Shares (“ADSs”) on the NASDAQ Global Market in October, 2019, and raised net proceeds of US$27,600,000 from the offering. Each ADS represents three ordinary shares.

These consolidated financial statements are presented in Renminbi (“RMB”) and rounded to the nearest thousand yuan, unless otherwise stated.